Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 34,928,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	32,353,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,432,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	1,518,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	(26,227,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	(21,811,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	10,133,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	12,060,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	(1,212,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	(1,753,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	8,921,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	$ 10,307,000